TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1999
                                   (UNAUDITED)

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1999

                                   (UNAUDITED)




                                    CONTENTS



Statement of Assets, Liabilities and Partners' Capital........................1
Statement of Operations.......................................................2
Statement of Changes in Partners' Capital - Net Assets........................3
Notes to Financial Statements ................................................4
Schedule of Portfolio Investments ...........................................11

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 1999
                                                                   (UNAUDITED)
ASSETS

Investments in securities, at market
  (identified cost - $200,782)                                       $335,049
Dividends receivable                                                      249
Organizational costs (net of accumulated
  amortization of $112)                                                   124
Other assets                                                               36
                                                                     --------
      TOTAL ASSETS                                                    335,458
                                                                     --------
LIABILITIES

Due to broker                                                             532
Loan payable                                                            5,473
Loan interest payable                                                      17
Management fee payable                                                    243
Accrued expenses                                                          298
                                                                     --------
      TOTAL LIABILITIES                                                 6,563
                                                                     --------
           NET ASSETS                                                $328,895
                                                                     ========
PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                          $168,239
Accumulated net investment loss                                        (1,727)
Accumulated net realized gain on investments                           28,116
Accumulated net unrealized appreciation on investments                134,267
                                                                     --------
      PARTNERS' CAPITAL - NET ASSETS                                 $328,895
                                                                     ========


The accompanying notes are an integral part of these financial statements.
                                       -1-

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 1999
                                                                   (UNAUDITED)
INVESTMENT INCOME
   Dividends                                                         $   768
   Interest                                                               55
                                                                     -------
                                                                         823
                                                                     -------
EXPENSES
   OPERATING EXPENSES:
      Management fee                                                   1,277
      Administration fees                                                159
      Professional fees                                                  129
      Custodian fees                                                      69
      Amortization of organizational costs                                24
      Individual General Partners' fees and expenses                      14
      Insurance expense                                                   11
      Miscellaneous                                                       10
                                                                     -------
        TOTAL OPERATING EXPENSES                                       1,693
      Interest expense                                                    50
                                                                     -------
        TOTAL EXPENSES                                                 1,743
                                                                     -------

        NET INVESTMENT LOSS                                             (920)
                                                                     -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   REALIZED GAIN ON INVESTMENTS:
      Investment securities                                           27,981
      Purchased options                                                  209
                                                                     -------

        NET REALIZED GAIN ON INVESTMENTS                              28,190
                                                                     -------

   NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS               53,160
                                                                     -------

        NET REALIZED AND UNREALIZED GAIN                              81,350
                                                                     -------

        INCREASE IN PARTNERS' CAPITAL DERIVED
          FROM INVESTMENT ACTIVITIES                                 $80,430
                                                                     =======


The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                           SIX MONTHS ENDED        YEAR ENDED
                                             JUNE 30, 1999     DECEMBER 31, 1998
                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES

   Net investment loss                           $   (920)          $   (462)
   Net realized gain (loss)
     on investments                                28,190               (439)
   Net change in unrealized
     appreciation on investments                   53,160             52,928
                                                 --------           --------
      INCREASE IN PARTNERS' CAPITAL
        DERIVED FROM INVESTMENT
        ACTIVITIES                                 80,430             52,027
PARTNERS' CAPITAL TRANSACTIONS

   Capital contributions                           46,791             64,460
   Capital withdrawals - General Partner           (1,298)            (5,939)
   Capital withdrawals - Limited Partners               0            (12,975)
                                                 --------           --------
      INCREASE IN PARTNERS' CAPITAL
        DERIVED FROM CAPITAL TRANSACTIONS          45,493             45,546

      PARTNERS' CAPITAL AT BEGINNING
        OF PERIOD                                 202,972            105,399
                                                 --------           --------
      PARTNERS' CAPITAL AT END OF PERIOD         $328,895           $202,972
                                                 ========           ========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the First Amended and Restated Limited Partnership Agreement dated as of February 10, 1999. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         There are four "Individual General Partners", who serve as the governing board of the Partnership, and a "Manager." The Manager is Troon Management, L.L.C., whose principal members are CIBC World
         Markets Corp. (formerly CIBC Oppenheimer Corp.) and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under the supervision of CIBC World Markets Corp. ("CIBC WM").

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
         SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         B.  PARTNERSHIP EXPENSES

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning with the commencement of operations on February 27, 1997.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership will be made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the period ended June 30, 1999, CIBC WM earned $5,979 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. During the six months ended June 30, 1999, incentive allocations to the Manager were $4,219,325.

         Each Independent Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees from the Partnership. One Individual General Partner is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 1999, fees (including meeting fees and the annual retainer) and expenses paid to the Individual General Partners totaled $21,790.

         Chase Manhattan Bank serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         recordkeeping, tax and investor related services.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 1999, amounted to $165,289,076 and $127,823,704, respectively.

         At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 1999, accumulated net unrealized appreciation on investments was $134,266,937, consisting of $139,269,611 gross unrealized appreciation and $5,002,674 gross unrealized depreciation.

         Due to broker represents receivables and payables from unsettled security trades.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 1999, the Partnership had outstanding margin borrowings of $5,472,546. For the six months ended June 30, 1999, the average daily amount of such borrowings was $1,176,644.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Partners' Capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:


                            CALL OPTIONS                   PUT OPTIONS
                    -----------------------------  ----------------------------
                        NUMBER                        NUMBER
                     OF CONTRACTS        COST      OF CONTRACTS        COST
                    --------------    -----------  --------------   -----------
Beginning balance            1,486    $ 1,507,457           1,008    $  922,044
Options purchased            9,272     11,630,488           7,712     8,695,375
Options closed              (9,758)   (11,986,183)         (6,872)   (8,303,152)
Expired options                  -              -          (1,698)   (1,265,692)
                    --------------    -----------  --------------   -----------
Options outstanding
  at June 30, 1999           1,000    $ 1,151,762             150    $   48,575
                    --------------    -----------  --------------   -----------


     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:


                                             NET GAINS/(LOSSES)
                                          FOR THE SIX MONTHS ENDED
                                              JUNE 30, 1999
                                          ------------------------

Equity securities                                 $ 81,716,175
Equity options                                         461,655
Equity index options                                  (827,360)
                                                  ------------
                                                  $ 81,350,470
                                                  ------------



         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                          AVERAGE MARKET VALUE
                                  MARKET VALUE AT        FOR THE SIX MONTH ENDED
                                   JUNE 30, 1999              JUNE 30, 1999
                                  ---------------        -----------------------
         ASSETS:
         Equity options              $1,155,000                $1,351,763
         Equity index options             3,750                    33,488

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES (CONTINUED)

         Average market values presented above are based upon month-end market values during the six months ended June 30, 1999.

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for each period:

                                                                               FEBRUARY 27, 1997
                                    SIX MONTHS                                  (COMMENCEMENT OF
                                       ENDED            YEAR ENDED               OPERATIONS) TO
                                   JUNE 30, 1999     DECEMBER 31, 1998         DECEMBER 31, 1997
                                   -------------     -----------------         -----------------
Ratio of net investment loss to      (0.68%)*             (0.03%)                   (0.49%)*
      average net assets
Ratio of operating expenses to        1.26%*               1.43%                     1.73%*
      average net assets
Ratio of interest expense to          0.04%*               0.07%                     0.07%*
     average net assets
Portfolio turnover rate              46.80%               72.00%                    58.73%
Average commission rate paid        $0.0608**            $0.0616**                 $0.0566**
Total return                         35.36%***            37.34%***                 37.60%***
Average debt ratio                    0.43%                1.06%                     1.06%

         *   Annualized.
         ** Average commission rate paid on purchases and sales of investment securities held long.
         *** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Limited Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

     9.  YEAR 2000

         Like other investment companies and financial and business organizations around the world, the Partnership could be adversely affected if the computer systems it uses and those used by the Partnership's brokers and other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     9.  YEAR 2000 (CONTINUED)

         The Partnership has assessed its computer systems and the systems compliance issues of its brokers and other major service providers. The Partnership has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained satisfactory assurances that comparable steps are being taken by its brokers and other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues. The inability of the Partnership or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Partnership's operations. Management will continue to monitor the status of and its exposure to this issue. For the six months ended June 30, 1999, the Partnership incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

         The Partnership intends to develop contingency plans designed to ensure
         that  third  party   non-compliance  will  not  materially  affect  the
         Partnership's operations.

 TROON PARTNERS, L.P.

 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 1999
 SHARES                                                             MARKET VALUE
          COMMON STOCKS - 101.32%
             ATHLETIC FOOTWEAR - 0.75%
  38,637        Nike, Inc., Class B                               $   2,448,620
                                                                 --------------
             BROADCASTING SERVICES/PROGRAMMING - 15.23%
 803,662        AT&T Corp. - Liberty Media Group, Class A*   (a)     29,534,579
  74,366        Clear Channel Communications, Inc.*                   5,126,643
 261,578        Fox Entertainment Group, Inc., Class A*               7,046,388
  42,014        Grupo Televisa S.A. - Sponsored  GDR*                 1,882,773
   1,668        King World Productions, Inc.*                            58,068
  17,690        TCI Music, Inc., Class A                                625,784
 158,473        TV Guide, Inc., Class A*                              5,804,074
                                                                 --------------
                                                                     50,078,309
                                                                 --------------
             BUILDING - RESIDENTIAL/COMMERCIAL - 0.53%
  72,652        Lennar Corp.                                          1,743,648
                                                                 --------------
             CABLE TV - 12.05%
 155,999        Cablevision Systems Corp., Class A*                  10,919,930
 126,055        Comcast Corp., Class A                                4,514,407
 467,438        Comcast Corp., Special Class A                       17,967,382
  83,957        MediaOne Group, Inc. *                                6,244,302
                                                                 --------------
                                                                     39,646,021
                                                                 --------------
             CASINO HOTELS - 1.46%
  96,180        Mandalay Resort Group                                 2,037,862
 290,244        Park Place Entertainment Corp.*                       2,774,442
                                                                 --------------
                                                                      4,812,304
                                                                 --------------
             CATALOG AND MAIL ORDER HOUSES - 2.96%
 242,458        USA Networks, Inc.*                                   9,728,627
                                                                 --------------

             CELLULAR TELECOMMUNICATIONS - 0.53%
  61,500        VoiceStream Wireless Corp.*                           1,748,937
                                                                 --------------

             COMPUTER DATA SECURITY - 2.28%
  87,060        VeriSign, Inc.*                                       7,508,925
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 1999
 SHARES                                                             MARKET VALUE
          COMMON STOCKS -  (CONTINUED)
             COMPUTER SOFTWARE - 3.74%
  71,774        Microsoft Corp.*                                 $    6,473,154
 157,168        Oracle Corp.*                                (a)      5,834,862
                                                                 --------------
                                                                     12,308,016
                                                                 --------------
             COMPUTERS - INTEGRATED SYSTEMS - 0.34%
  68,067        Silicon Graphics, Inc.*                               1,114,597
                                                                 --------------
             COMPUTERS - MEMORY DEVICES - 1.01%
  60,658        EMC Corp.*                                            3,336,190
                                                                 --------------
             COMPUTERS - MICRO - 1.63%
 145,222        Dell Computer Corp.*                                  5,373,214
                                                                 --------------
             DIVERSIFIED OPERATIONS - 1.26%
  82,353        Seagram  Co. Ltd.                                     4,148,532
                                                                 --------------
             DIVERSIFIED OPERATIONS/
             COMMERCIAL SERVICES - 0.11%
  52,230        Crescent Operating, Inc.*                               355,843
                                                                 --------------
             FINANCE - CREDIT CARDS - 2.22%
  56,158        American Express Co.                                  7,307,560
                                                                 --------------
             FINANCE - INVESTMENT BANKER/BROKER - 2.06%
  93,978        Goldman Sachs Group, Inc.*                            6,789,911
                                                                 --------------
             HOTELS & MOTELS - 1.74%
 187,510        Starwood Hotels & Resorts Worldwide, Inc.             5,730,868
                                                                 --------------
             INTERNET CONTENT - 4.37%
  82,326        At Home Corp., Series A*                              4,440,500
   2,112        Broadcast.com, Inc.*                                    282,085
  26,371        Inktomi Corp. *                                       3,467,786
  71,943        SportsLine USA, Inc.*                                 2,580,955
  20,854        Yahoo!, Inc.*                                         3,592,102
                                                                 --------------
                                                                     14,363,428
                                                                 --------------
             INTERNET SOFTWARE - 0.06%
   2,557        RealNetworks, Inc.*                                     176,113
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 1999
 SHARES                                                             MARKET VALUE
          COMMON STOCKS -  (CONTINUED)
             LEISURE & RECREATION/GAMING - 0.30%
 116,359        AMF Bowling, Inc.*                                $     981,837
                                                                 --------------
             MULTIMEDIA - 8.01%
 184,073        CBS Corp.*                                            8,018,772
 304,998        Cox Communications, Inc., Class A*                   11,227,892
  20,991        News Corp Ltd. - Sponsored ADR                          741,255
  87,714        Time Warner, Inc.                                     6,370,229
                                                                 --------------
                                                                     26,358,148
                                                                 --------------
             MUSIC CLUBS - 2.06%
 105,826        SFX Entertainment, Inc.*                              6,772,864
                                                                 --------------
             NETWORKING PRODUCTS - 0.60%
  30,814        Cisco Systems, Inc.*                                  1,985,593
                                                                 --------------
             RADIO - 2.25%
   9,419        CD Radio, Inc.*                                         286,987
  40,268        Grupo Radio Centro SA - Sponsored ADR                   211,407
  19,242        Hispanic Broadcasting Corp.*                          1,459,987
 183,931        Infinity Broadcasting Corp., Class A *                5,437,552
                                                                 --------------
                                                                      7,395,933
                                                                 --------------
             REAL ESTATE DEVELOPMENT - 0.81%
 124,191        TrizecHahn Corp.                                      2,530,392
  15,269        Vornado Operating, Inc. *                               122,152
                                                                 --------------
                                                                      2,652,544
                                                                 --------------
             REAL ESTATE INVESTMENT/MANAGEMENT - 0.38%
  58,883        LNR Property Corp.                                    1,258,624
                                                                 --------------
             REAL ESTATE INVESTMENT TRUST -
             HOTEL/RESTAURANT - 0.90%
 247,896        Host Marriott Corp.                                   2,943,765
                                                                 --------------
             REAL ESTATE INVESTMENT TRUST -
             OFFICE PROPERTY - 2.14%
 195,754        Boston Properties, Inc.                               7,022,675
                                                                 --------------
             REAL ESTATE INVESTMENT TRUST -
             SHOPPING CENTERS - 2.18%
 202,766        Vornado Realty Trust                                  7,160,276
                                                                 --------------


The accompanying notes are an integral part of these financial statements.

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 1999
 SHARES                                                             MARKET VALUE
          COMMON STOCKS - (CONTINUED)
             RETAIL - APPAREL/SHOES - 0.98%
  63,582        The Gap, Inc.                                     $   3,202,943
             RETAIL - INTERNET - 3.68%
  53,351        Amazon.com, Inc.*                            (a)      6,675,544
  20,395        eBay, Inc. *                                          3,087,293
  77,752        Tickemaster Online -
                  CitySearch, Inc., Class B*                          2,351,998
                                                                 --------------
                                                                     12,114,835
                                                                 --------------
             RETAIL - RESTAURANTS - 1.89%
 151,347        McDonald's Corp.                                      6,224,145
                                                                 --------------
             SATELLITE TELECOMMUNICATIONS - 2.77%
  13,927        EchoStar Communications Corp., Class A*               2,136,931
 127,642        Globalstar Telecommunications Ltd.*                   2,959,763
 222,686        Loral Space & Communications Ltd.*                    4,008,348
   2,067        P.T. Pasifik Satelit Nusantara, ADR*                     16,794
                                                                 --------------
                                                                      9,121,836
                                                                 --------------
             TELECOMMUNICATIONS EQUIPMENT - 9.40%
  36,740        General Instrument Corp.*                             1,561,450
 204,618        QUALCOMM, Inc.*                                      29,362,683
                                                                 --------------
                                                                     30,924,133
                                                                 --------------
             TELECOMMUNICATIONS SERVICES - 2.94%
  84,360        NTL, Inc.*                                            7,270,820
  82,284        Time Warner Telecom, Inc., Class A*                   2,386,236
                                                                 --------------
                                                                      9,657,056
                                                                 --------------
             TELEPHONE - INTEGRATED - 5.27%
 310,208        AT&T Corp.                                           17,313,611
                                                                 --------------
             TELEVISION - 0.43%
  35,936        Pegasus Communications Corp.*                         1,417,244
                                                                 --------------
                TOTAL COMMON STOCKS (COST $198,931,512)             333,227,725
                                                                 ==============


The accompanying notes are an integral part of these financial statements.

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 1999
 SHARES                                                             MARKET VALUE
          PREFERRED STOCKS - 0.20%
             MULTIMEDIA - 0.20%
  20,989        News Corp. Ltd. - Sponsored ADR Preferred         $     662,476
                                                                 --------------
                      TOTAL PREFERRED STOCK (COST $650,165)             662,476
                                                                 ==============
NUMBER OF
CONTRACTS
          CALL OPTIONS - 0.35%
             CABLE TV - 0.17%
     400        MediaOne Group, Inc., 07/17/99, $60.00                  565,000
                                                                 --------------
             COMPUTER SOFTWARE - 0.07%
     200        Oracle Corp., 07/17/99, $25.00                          240,000
                                                                 --------------
             TELECOMMUNICATIONS SERVICES - 0.11%
     400        Frontier Corp., 07/17/99, $50.00                        350,000
                                                                 --------------
                TOTAL CALL OPTIONS (COST $1,151,762)                  1,155,000
                                                                 ==============
          PUT OPTIONS - 0.00%
             STOCK INDEX - 0.00%
     150        S & P 100, 07/17/99, $600.00                              3,750
                                                                 --------------
                      TOTAL PUT OPTIONS (COST $48,575)                    3,750
                                                                 ==============

                      TOTAL INVESTMENTS
                        (COST $200,782,014) - 101.87%               335,048,951
                                                                 --------------

                      OTHER ASSETS,
                        LESS LIABILITIES - (1.87%)                   (6,153,578)
                                                                 --------------

                      NET ASSETS - 100.00%                        $ 328,895,373
                                                                 ==============

 (a) Partially held in a pledged account by the custodian as collateral for loan payable.
  *  Non-income producing security.

The accompanying notes are an integral part of these financial statements.